RIGHT-OF-USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE-ASSET AND LEASE LIABILITY

In December 2019, the Company entered into a 5-year lease agreement to use Vancouver office space. At the commencement date of the lease, the lease liability was measured at the present value of the lease payments. The lease payments are discounted using an interest rate of 10%, which is the Company’s estimated incremental borrowing rate.

a)	Right-of-Use Asset

	December 31, 2020	December 31, 2019
Balance, beginning of year	$648	$-
Present value of future lease payments	-	648
Depreciation	(119)	-
Balance, end of year	$529	$648

b)	Lease Liability

	December 31, 2020	December 31, 2019
Balance, beginning of year	$648	$-
Present value of future lease payments	-	648
Finance costs	56	-
Repayments of principal	(94)	-
Payments of finance costs	(56)	-
Balance, end of year	$554	$648

Statements of Financial Position Presentation	December 31, 2020	December 31, 2019
Current portion of lease liability	$112	$94
Non-current lease liability	442	554
Total	$554	$648

Maturity analysis – contractual undiscounted cash flows:

As at	December 31, 2020	December 31, 2019
Less than one year	$163	$149
One to five years	515	678
More than five years	-	-
Total undiscounted lease liability	$678	$827